SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash	$ 5,895,565	$ 595,014
Restricted cash – current		1,000,000
Restricted cash - non-current	1,500,000	1,500,000
Total Cash and Restricted cash	$ 7,395,565	$ 3,095,014